Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accrued Expenses [Abstract]
Schedule of accrued expenses

	June 30, 2018	December 31, 2017
Accrued licensing agreement fees	$65,000	$120,000
Accrued services (1)	1,118,872	600,339
Accrued issuance costs	30,933	28,083
Accrued payroll	256,926	223,195
Advances	—	50,000
Other (2)	6,947	—
	$1,478,678	$1,021,617

(1)

The accrued services related to legal and other service costs in the amount of $1,029,069 and $89,803 as of June 30, 2018, respectively, and $553,037 and $47,302 as of December 31, 2017, respectively. Legal costs in 2017 were largely associated with the Acquisition, and legal costs in 2018 related largely to the issuance of our convertible notes and other securities matters.

(2)	Accrued expenses include an obligation to issue stock options to a consultant that has met vesting requirements as of June 30, 2018 in the amount of $6,947. See Note 10 – Stock-Based Compensation for further detail.

	2017		2016
Accrued license fees	$120,000		$182,009
Accrued services	600,339	(1)	31,186
Accrued issuance costs	28,083		22,015
Accrued payroll	223,195		28,252
Advances	50,000		—
Other	—		881
	$1,021,617		$264,343

(1) The 2017 accrued services related to legal and other service costs in the amount of $553,037 and $47,302, respectively, largely related to costs associated with the Acquisition.